Summary of Significant Accounting Policies - Basis of Presentation (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 12, 2017 CNY (¥)	Oct. 12, 2017 USD ($)	Oct. 11, 2017 CNY (¥)	Oct. 11, 2017 USD ($)	May 09, 2017 CNY (¥)	May 09, 2017 USD ($)
Summary of Significant Accounting Policies
Net loss including noncontrolling interests	$ (220,968)	$ (185,080)	$ (5,196)
Net cash used in operating activities	(47,030)	(155,518)	$ (56,456)
Accumulated deficit	(466,764)	(246,068)
Working capital	$ (176,195)	$ (79,982)
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Summary of Significant Accounting Policies
Debt default for principal and interest payment				¥ 621	$ 89,433	¥ 621	$ 89,433	¥ 222	$ 32,017